1933 Act File No. 333-107188


                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549

                                 Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    X

    Pre-Effective Amendment No.      ...............

    Post-Effective Amendment No.  1_................       X

                                   and/or


                        INTERMEDIATE MUNICIPAL TRUST

             (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                            5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000
                  (Address of Principal Executive Offices)

                               (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire,
                         Federated Investors Tower
                     Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)


                                  Copy to:

                        Matthew G. Maloney, Esquire
                   Dickstein Shapiro Morin & Oshinsky, LLP
                             2101 L Street, NW
                            Washington, DC 20037


   It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).








PART C.  OTHER INFORMATION.

Item 15.  Indemnification:

Indemnification is provided to Trustees and officers of Federated Intermediate Municipal Trust (the "Registrant") pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law. However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the 1940 Act for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.



Item 16.  Exhibits

1.1   Conformed copy of Amended and Restated Declaration of
      Trust of the Registrant; (20)
1.2   Copy of Amendment No. 11 to the Amended and Restated
      Declaration of Trust of the Registrant; (21)
1.3   Copy of Amendment No. 12 to the Amended and Restated
      Declaration of Trust of the Registrant; (24)

2     Copy of Amended and Restated By-Laws of the
Registrant; (18)
2.1   Copy of Amendment No.3 to By-Laws of the Registrant;
(18)
2.2   Copy of Amendment No. 4 to By-Laws of the Registrant;
(18)
2.3   Copy of Amendment No. 5 to By-Laws of the Registrant;
(18)
2.4   Copy of Amendment No. 6 to By-Laws of the Registrant;
(18)
2.5   Copy of Amendment No. 7 to By-Laws of the Registrant;
(23)
2.6   Copy of Amendment No. 7 to By-Laws of the Registrant;
(24)

3.    Not Applicable

4.    Agreement and Plan of Reorganization is included as
      Exhibit 1 to the Combined Proxy Statement and
      Prospectus of the Registration Statement;  (25)

5.    Copy of Specimen Certificate for Shares of Beneficial
      Interest of the Registrant; (2)
5.1   Copy of Specimen Certificate for Shares of Beneficial
      Interest of Federated Intermediate Municipal Trust;
      (15)

6.    Conformed copy of Investment Advisory Contract of the
      Registrant; (14)
6.1   Conformed copy of Exhibit A to the Investment Advisory
      Contract of the Registrant; (14)
6.2   Amendment to Investment Advisory Contract of the
Registrant; (22)

7.    Conformed copy of Distributor's Contract of the
      Registrant; (15)
7.1   Conformed copy of Exhibit A to Distributor's Contract
      of the Registrant; (15)
7.2   Conformed copy of Exhibit B to Distributor's Contract
      of the Registrant; (15)
7.3   Conformed copy of Exhibit C to Distributor's Contract
      of the Registrant; (15)
7.4   Conformed copy of Exhibit D to Distributor's Contract
      of the Registrant; (15)
7.5   Amendment to Distributor's Contract of the Registrant
(22)
7.6   Conformed copy of Exhibit E to Distributor's Contract
      of the Registrant; (24)
7.7   Amendment to Distributor's Contract of the Registrant
(24)

8.    Not Applicable

9. Conformed copy of the Custodian Agreement of the Registrant; (14)
9.1   Conformed copy of Custodian Fee Schedule; (17)

10.   Not Applicable

11. Form of Opinion and Consent of Counsel regarding the legality of Shares being issued; (25)

12.   Form of Opinion regarding tax consequences of Reorganization; *

13. Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services, and Custody Services Procurement; (19)
13.1  Amendment to Agreement for Fund Accounting Services,
      Transfer Agency Services, and Custody Services
      Procurement; (22)
      13.2      The Registrant hereby incorporates by
      reference the conformed copy of the Second Amended and Restated Services Agreement with attached Schedule 1 revised 630/04, from Item (h)(vii) of Cash Trust
      Series, Inc. Registration Statement on Form N-1A,
      filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)
      13.3      The Registrant hereby incorporates by
      reference the conformed copy of the Financial
      Administration and Accounting Services Agreement, with attached Exhibit A revised 6/30/04, from Item (h)
      (viii) of the Cash Trust Series, Inc. Registration
      Statement on Form N-1A, filed with the Commission on
      July 29, 2004. (File Nos. 33-29838 and 811-5843)
13.4  The Registrant  hereby  incorporates  the conformed copy of Amendment  No. 2 to the Amended & Restated  Agreement
      for Fund Accounting Services,  Administrative  Services,
      Transfer   Agency   Services   and   Custody    Services
      Procurement from Item 23 (h) (v) of the Federated U.S. Government Securities: 2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387);
      13.5      The Registrant hereby incorporates the
      conformed copy of Amendment No. 3 to the Amended &
      Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and
      Custody Services Procurement from Item 23 (h) (v) of the Federated U.S. Government Securities: 2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387);
      13.6      The Registrant hereby incorporates by
      reference the conformed copy of the Agreement for Administrative Services from Item 23 (h)(vix) of the Federated Index Trust Registration Statement on Form
      N-1A, filed with the Commission on December 30, 2003.
      (File Nos. 33-33852 and 811-6061)

14. Conformed copy of Consent of Independent Auditors of Intermediate Municipal Trust, Ernst & Young LLP; (25)
14.1 Conformed copy of Consent of Independent Auditors of Riggs Funds, KPMG LLP; (25)

      15.       Not Applicable

16.   Conformed copy of Power of Attorney of the Registrant;
(21)
16.1 Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant; (21)
16.2 Conformed copy of Power of Attorney of Trustee of the Registrant; (19)
16.3 Conformed copy of Power of Attorney of Trustee of the Registrant; (19)
16.4 Conformed copy of Power of Attorney of Trustee of the Registrant; (19)
17.   Form of Proxy; (24)


-------------------------------------------------------------
*     All Exhibits have been filed electronically.

2.    Response is  incorporated  by reference to Registrant's
      Pre-Effective   Amendment  No. 1  on  Form  N-1A  filed
      October 22, 1985 (File Nos. 2-98237 and 811-4314).
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed
      July 27, 1994 (File Nos. 2-98237 and 811-4314).
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed
      July 28, 1995 (File Nos. 2-98237 and 811-4314).
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed May
      26, 1998 (File Nos. 2-98237 and 811-4314).
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed
      July 27, 1998 (File Nos. 2-98237 and 811-4314).
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed May
      27, 1999 (File Nos. 2-98237 and 811-4314).
20.   Response is incorporated by reference to Registrant's
      Post Effective Amendment No. 33 on Form N-1A filed
      July 24, 2000 (File Nos. 2-98237 and 811-4314).
21.   Response is incorporated by reference to Registrant's
      Post Effective Amendment No. 34 on Form N-1A filed
      July 24, 2001 (File Nos. 2-98237 and 811-4314).
22.   Response is  incorporated  by reference to Registrant's
      Post  Effective  Amendment  No. 35 on Form  N-1A  filed
      July 29, 2002 (File Nos. 2-98237 and 811-4314).
23.   Response is  incorporated  by reference to Registrant's
      Post  Effective  Amendment  No. 36 on Form  N-1A  filed
      July 29, 2003 (File Nos. 2-98237 and 811-4314).
24.   Response is  incorporated  by reference to Registrant's
      Post  Effective  Amendment  No. 39 on Form  N-1A  filed
      July 29, 2004 (File Nos. 2-98237 and 811-4314).
25. Response is incorporated by reference to Registrant's Pre Effective Amendment No. 1 on Form N-14 filed August 21, 2003 (File Nos. 333-107188 and 811-4314).




Item 17.  Undertakings

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.





                         SIGNATURES

      As required by the Securities Act of 1933, the Registrant INTERMEDIATE MUNICIPAL TRUST, certifies that it meets all requirements for effectiveness of this Amendment to its Registration Statement pursuant to Form N-14 under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania on the 4th day of August, 2004.



                INTERMEDIATE MUNICIPAL TRUST

                   BY: /s/George F. Magera
                   George F. Magera, Assistant Secretary
                   August 4, 2004

      As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

      NAME               TITLE               DATE

By: /s/George F. Magera  Attorney In Fact August 4, 2004
George F. Magera         For the Persons
ASSISTANT SECRETARY      Listed Below

      NAME                   TITLE

John F. Donahue*        Chairman and Trustee

J. Christopher Donahue* President and Trustee
                        (Principal Executive Officer)

Richard J. Thomas*      Treasurer
                        (Principal Financial Officer)

Thomas G. Bigley*       Trustee

John T. Conroy, Jr.*    Trustee

Nicholas P. Constantakis*                    Trustee

John F. Cunningham*     Trustee

Lawrence D. Ellis, M.D.*                     Trustee

Peter E. Madden*        Trustee

Charles F. Mansfield, Jr.*                   Trustee

John E. Murray, Jr.*    Trustee

Marjorie P. Smuts*      Trustee

John S. Walsh*          Trustee

*By Power of Attorney